Fixed Assets (Details) - Schedule of Fixed Assets - USD ($)		12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020
Fixed Assets (Details) - Schedule of Fixed Assets [Line Items]
Cost		$ 1,142,082	$ 8,918	$ 10,617
Accumulated Depreciation		1,142,082	8,918	10,617
Net book amount		1,142,082	8,918	10,617
Year ended June 30, 2021
Opening net book amount		8,918	10,617
Acquisitions through business combinations, net		1,138,026
Effect of changes in foreign exchange rates		7,819
Depreciation	[1]	(27,505)	(1,699)
Additions		14,824		10,617
Closing net book amount		1,142,082	8,918	10,617
Chymosin osmosis equipment [Member]
Fixed Assets (Details) - Schedule of Fixed Assets [Line Items]
Cost		7,219	8,918	10,617
Accumulated Depreciation		7,219	8,918	10,617
Net book amount		7,219	8,918	10,617
Year ended June 30, 2021
Opening net book amount		8,918	10,617
Acquisitions through business combinations, net
Effect of changes in foreign exchange rates
Depreciation	[1]	(1,699)	(1,699)
Additions				10,617
Closing net book amount		7,219	8,918	10,617
Vehicles [member]
Fixed Assets (Details) - Schedule of Fixed Assets [Line Items]
Cost		24,037
Accumulated Depreciation		24,037
Net book amount		24,037
Year ended June 30, 2021
Opening net book amount
Acquisitions through business combinations, net		25,464
Effect of changes in foreign exchange rates		176
Depreciation	[1]	(1,603)
Additions
Closing net book amount		24,037
Furniture [Member]
Fixed Assets (Details) - Schedule of Fixed Assets [Line Items]
Cost		5,083
Accumulated Depreciation		5,083
Net book amount		5,083
Year ended June 30, 2021
Opening net book amount
Acquisitions through business combinations, net		5,154
Effect of changes in foreign exchange rates		35
Depreciation	[1]	(106)
Additions
Closing net book amount		5,083
Storage [Member]
Fixed Assets (Details) - Schedule of Fixed Assets [Line Items]
Cost		57,604
Accumulated Depreciation		57,604
Net book amount		57,604
Year ended June 30, 2021
Opening net book amount
Acquisitions through business combinations, net		49,281
Effect of changes in foreign exchange rates		340
Depreciation	[1]	(1,160)
Additions		9,143
Closing net book amount		57,604
Computer equipment [member]
Fixed Assets (Details) - Schedule of Fixed Assets [Line Items]
Cost		7,606
Accumulated Depreciation		7,606
Net book amount		7,606
Year ended June 30, 2021
Opening net book amount
Acquisitions through business combinations, net		2,633
Effect of changes in foreign exchange rates		(9)
Depreciation	[1]	(699)
Additions		5,681
Closing net book amount		7,606
Machinery [member]
Fixed Assets (Details) - Schedule of Fixed Assets [Line Items]
Cost		1,040,533
Accumulated Depreciation		1,040,533
Net book amount		1,040,533
Year ended June 30, 2021
Opening net book amount
Acquisitions through business combinations, net		1,055,494
Effect of changes in foreign exchange rates		7,277
Depreciation	[1]	(22,238)
Additions
Closing net book amount		1,040,533
Cost [Member]
Fixed Assets (Details) - Schedule of Fixed Assets [Line Items]
Cost		1,171,286	10,617	10,617
Accumulated Depreciation		1,171,286	10,617	10,617
Net book amount		1,171,286	10,617	10,617
Year ended June 30, 2021
Opening net book amount		10,617	10,617
Closing net book amount		1,171,286	10,617	10,617
Cost [Member] | Chymosin osmosis equipment [Member]
Fixed Assets (Details) - Schedule of Fixed Assets [Line Items]
Cost		10,617	10,617	10,617
Accumulated Depreciation		10,617	10,617	10,617
Net book amount		10,617	10,617	10,617
Year ended June 30, 2021
Opening net book amount		10,617	10,617
Closing net book amount		10,617	10,617	10,617
Cost [Member] | Vehicles [member]
Fixed Assets (Details) - Schedule of Fixed Assets [Line Items]
Cost		25,640
Accumulated Depreciation		25,640
Net book amount		25,640
Year ended June 30, 2021
Opening net book amount
Closing net book amount		25,640
Cost [Member] | Furniture [Member]
Fixed Assets (Details) - Schedule of Fixed Assets [Line Items]
Cost		5,189
Accumulated Depreciation		5,189
Net book amount		5,189
Year ended June 30, 2021
Opening net book amount
Closing net book amount		5,189
Cost [Member] | Storage [Member]
Fixed Assets (Details) - Schedule of Fixed Assets [Line Items]
Cost		58,764
Accumulated Depreciation		58,764
Net book amount		58,764
Year ended June 30, 2021
Opening net book amount
Closing net book amount		58,764
Cost [Member] | Computer equipment [member]
Fixed Assets (Details) - Schedule of Fixed Assets [Line Items]
Cost		8,305
Accumulated Depreciation		8,305
Net book amount		8,305
Year ended June 30, 2021
Opening net book amount
Closing net book amount		8,305
Cost [Member] | Machinery [member]
Fixed Assets (Details) - Schedule of Fixed Assets [Line Items]
Cost		1,062,771
Accumulated Depreciation		1,062,771
Net book amount		1,062,771
Year ended June 30, 2021
Opening net book amount
Closing net book amount		1,062,771
Accumulated Depreciation [Member]
Fixed Assets (Details) - Schedule of Fixed Assets [Line Items]
Cost		(29,204)	(1,699)
Accumulated Depreciation		(29,204)	(1,699)
Net book amount		(29,204)	(1,699)
Year ended June 30, 2021
Opening net book amount		(1,699)
Closing net book amount		(29,204)	(1,699)
Accumulated Depreciation [Member] | Chymosin osmosis equipment [Member]
Fixed Assets (Details) - Schedule of Fixed Assets [Line Items]
Cost		(3,398)	(1,699)
Accumulated Depreciation		(3,398)	(1,699)
Net book amount		(3,398)	(1,699)
Year ended June 30, 2021
Opening net book amount		(1,699)
Closing net book amount		(3,398)	(1,699)
Accumulated Depreciation [Member] | Vehicles [member]
Fixed Assets (Details) - Schedule of Fixed Assets [Line Items]
Cost		(1,603)
Accumulated Depreciation		(1,603)
Net book amount		(1,603)
Year ended June 30, 2021
Opening net book amount
Closing net book amount		(1,603)
Accumulated Depreciation [Member] | Furniture [Member]
Fixed Assets (Details) - Schedule of Fixed Assets [Line Items]
Cost		(106)
Accumulated Depreciation		(106)
Net book amount		(106)
Year ended June 30, 2021
Opening net book amount
Closing net book amount		(106)
Accumulated Depreciation [Member] | Storage [Member]
Fixed Assets (Details) - Schedule of Fixed Assets [Line Items]
Cost		(1,160)
Accumulated Depreciation		(1,160)
Net book amount		(1,160)
Year ended June 30, 2021
Opening net book amount
Closing net book amount		(1,160)
Accumulated Depreciation [Member] | Computer equipment [member]
Fixed Assets (Details) - Schedule of Fixed Assets [Line Items]
Cost		(699)
Accumulated Depreciation		(699)
Net book amount		(699)
Year ended June 30, 2021
Opening net book amount
Closing net book amount		(699)
Accumulated Depreciation [Member] | Machinery [member]
Fixed Assets (Details) - Schedule of Fixed Assets [Line Items]
Cost		(22,238)
Accumulated Depreciation		(22,238)
Net book amount		(22,238)
Year ended June 30, 2021
Opening net book amount
Closing net book amount		(22,238)
Net book amount [Member]
Fixed Assets (Details) - Schedule of Fixed Assets [Line Items]
Cost		1,142,082	8,918	10,617
Accumulated Depreciation		1,142,082	8,918	10,617
Net book amount		1,142,082	8,918	10,617
Year ended June 30, 2021
Opening net book amount		8,918	10,617
Closing net book amount		1,142,082	8,918	10,617
Net book amount [Member] | Chymosin osmosis equipment [Member]
Fixed Assets (Details) - Schedule of Fixed Assets [Line Items]
Cost		7,219	8,918	10,617
Accumulated Depreciation		7,219	8,918	10,617
Net book amount		7,219	8,918	10,617
Year ended June 30, 2021
Opening net book amount		8,918	10,617
Closing net book amount		7,219	8,918	10,617
Net book amount [Member] | Vehicles [member]
Fixed Assets (Details) - Schedule of Fixed Assets [Line Items]
Cost		24,037
Accumulated Depreciation		24,037
Net book amount		24,037
Year ended June 30, 2021
Opening net book amount
Closing net book amount		24,037
Net book amount [Member] | Furniture [Member]
Fixed Assets (Details) - Schedule of Fixed Assets [Line Items]
Cost		5,083
Accumulated Depreciation		5,083
Net book amount		5,083
Year ended June 30, 2021
Opening net book amount
Closing net book amount		5,083
Net book amount [Member] | Storage [Member]
Fixed Assets (Details) - Schedule of Fixed Assets [Line Items]
Cost		57,604
Accumulated Depreciation		57,604
Net book amount		57,604
Year ended June 30, 2021
Opening net book amount
Closing net book amount		57,604
Net book amount [Member] | Computer equipment [member]
Fixed Assets (Details) - Schedule of Fixed Assets [Line Items]
Cost		7,606
Accumulated Depreciation		7,606
Net book amount		7,606
Year ended June 30, 2021
Opening net book amount
Closing net book amount		7,606
Net book amount [Member] | Machinery [member]
Fixed Assets (Details) - Schedule of Fixed Assets [Line Items]
Cost		1,040,533
Accumulated Depreciation		1,040,533
Net book amount		1,040,533
Year ended June 30, 2021
Opening net book amount
Closing net book amount		$ 1,040,533

[1]	The depreciation charge is included in Administrative expenses and Cost of sales (see notes 24 and 26).